Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	129,757,956
Maximum Aggregate Offering Price	$ 24,595,338,827.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,765,546.37
Rule 457(f)	true
Amount of Securities Received | shares	58,967,487
Value of Securities Received, Per Share	462.10
Value of Securities Received	$ 27,248,875,742.70
Cash Consideration Paid	2,653,536,915.00
Fee Note MAOP	$ 24,595,338,827.70
Offering Note	(1) This registration statement relates to the registration of the maximum number of shares of common stock, par value $0.0001 per share, of Palo Alto Networks, Inc., a Delaware corporation ("PANW", and such shares, the "PANW common stock") estimated to be issuable by PANW pursuant to the merger described in this registration statement and the Agreement and Plan of Merger, dated as of July 30, 2025 (the "merger agreement"), by and among PANW, Athens Strategies Ltd., a company organized under the laws of the State of Israel and a wholly owned subsidiary of PANW ("Merger Sub"), and CyberArk Software Ltd., a company organized under the laws of the State of Israel ("CyberArk"). (2) The number of shares of PANW common stock being registered is based on the sum of an estimate of (i) the maximum number of ordinary shares, par value NIS 0.01 per share, of CyberArk (the "CyberArk ordinary shares") outstanding as of September 12, 2025 or issuable or expected to be converted or exchanged (including in respect of CyberArk's equity awards) in connection with the merger of Merger Sub with and into CyberArk pursuant to the merger agreement (the "merger"), collectively equal to 58,967,487, multiplied by the exchange ratio of 2.2005 shares of PANW common stock for each CyberArk ordinary share. (3) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(f)(1), 457(f)(3) and 457(c) promulgated thereunder. The maximum aggregate offering price is (i) (A) the average of the high and the low sale prices of CyberArk ordinary shares as reported on the Nasdaq Stock Market on September 5, 2025 ($462.10 per share), multiplied by (B) the estimated maximum number of CyberArk ordinary shares that may be converted or exchanged (including in respect of CyberArk's equity awards) in the merger for the securities being registered (58,967,487) minus (ii) $2,653,536,915, which is the aggregate amount of cash estimated to be paid by PANW in exchange for the cancellation of such CyberArk ordinary shares in the merger.